                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                    811-4743

                      (Investment Company Act File Number)

                       Federated Equity Income Fund, Inc.
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)

                       Date of Fiscal Year End:  11/30/07

              Date of Reporting Period:  Six months ended 5/31/07

ITEM 1.     REPORTS TO STOCKHOLDERS

Federated
World-Class Investment Manager

Federated Equity Income Fund, Inc.

Established 1986

SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2007

Class A Shares
Class B Shares
Class C Shares
Class F Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	5/31/2007
Net Asset Value, Beginning of Period	$21.17
Income From Investment Operations:
Net investment income	0.27
Net realized and unrealized gain (loss) on investments, futures contracts, options and foreign currency transactions	1.59
TOTAL FROM INVESTMENT OPERATIONS	1.86
Less Distributions:
Distributions from net investment income	(0.35)
Net Asset Value, End of Period	$22.68
Total Return [2]	8.85%

Ratios to Average Net Assets:
Net expenses	1.13	% [6,7]
Net investment income	2.41	% [6]
Expense waiver/reimbursement [8]	0.01	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$792,320
Portfolio turnover	36%

1 The Fund changed its fiscal year end from March 31 to November 30.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the year ended November 30, 2005, the Fund was reimbursed by the shareholder services provider, which had an impact of 0.02% on total return.

4 During the year ended November 30, 2004, the Fund was reimbursed by the Adviser, which had an impact of 0.06% on total return.

5 During the period ended November 30, 2003, the Fund was reimbursed by the Adviser for certain losses on investments, which had an impact of less than 0.01% on total return.

6 Computed on an annualized basis.

7 The net expense ratios are calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios would be 1.12%, 1.13%, 1.10% and 1.12% for the six months ended May 31, 2007 and the years ended November 30, 2006, 2005 and 2004, respectively, 1.16% for the period ended November 30, 2003 and 1.15% for the year ended March 31, 2003, after taking into account these expense reductions.

8 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

9 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Year Ended November 30,						Period Ended		Year Ended March 31,
2006		2005		2004		11/30/2003	[1]	2003		2002
$17.77		$17.10		$15.05		$12.21		$16.66		$16.96

0.49		0.42		0.33		0.23		0.27		0.25
3.36		0.61		2.09		2.81		(4.48)		0.26)
3.85		1.03		2.42		3.04		(4.21)		(0.01)

(0.45)		(0.36)		(0.37)		(0.20)		(0.24)		(0.29)
$21.17		$17.77		$17.10		$15.05		$12.21		$16.66
21.95%		6.09	% [3]	16.25	% [4]	24.99	% [5]	(25.36)%		(0.07)%

1.14	% [7]	1.11	% [7]	1.13	% [7]	1.18	% [6,7]	1.17	% [7]	1.10%
2.56%		2.35%		2.05%		2.35	% [6]	1.93%		1.49%
0.00	% [9]	0.03%		0.00	% [9]	0.00	% [6,9]	0.00	% [9]	0.00	% [9]

$786,606		$636,219		$643,279		$616,835		$549,359		$923,647
60%		33%		75%		44%		123%		86%

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	5/31/2007
Net Asset Value, Beginning of Period	$21.16
Income From Investment Operation:
Net investment income	0.19
Net realized and unrealized gain (loss) on investments, futures contracts, options and foreign currency transactions	1.58
TOTAL FROM INVESTMENT OPERATIONS	1.77
Less Distributions:
Distributions from net investment income	(0.26)
Net Asset Value, End of Period	$22.67
Total Return [2]	8.45%

Ratios to Average Net Assets:
Net expenses	1.88	% [5,6]
Net investment income	1.64	% [5]
Expense waiver/reimbursement [7]	0.01	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$208,255
Portfolio turnover	36%

1 The Fund changed its fiscal year end from March 31 to November 30.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the year ended November 30, 2004, the Fund was reimbursed by the Adviser, which had an impact of 0.07% on total return.

4 During the period ended November 30, 2003, the Fund was reimbursed by the Adviser for certain losses on investments, which had an impact of less than 0.01% on total return.

5 Computed on an annualized basis.

6 The net expense ratios are calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios would be 1.87%, 1.88%, 1.88% and 1.87% for the six months ended May 31, 2007 and the years ended November 30, 2006, 2005 and 2004, respectively, 1.91% for the period ended November 30, 2003, and 1.90% for the year ended March 31, 2003, after taking into account these expense reductions.

7 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

8 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Year Ended November 30,						Period Ended		Year Ended March 31,
2006		2005		2004		11/30/2003	[1]	2003		2002
$17.76		$17.09		$15.04		$12.21		$16.65		$16.96

0.37		0.28		0.22		0.16		0.17		0.12
3.33		0.61		2.08		2.80		(4.47)		(0.27)
3.70		0.89		2.30		2.96		(4.30)		(0.15)

(0.30)		(0.22)		(0.25)		(0.13)		(0.14)		(0.16)
$21.16		$17.76		$17.09		$15.04		$12.21		$16.65
21.03%		5.26%		15.39	% [3]	24.29	% [4]	(25.89)%		(0.88)%

1.89	% [6]	1.89	% [6]	1.88	% [6]	1.93	% [5,6]	1.92	% [6]	1.85%
1.66%		1.54%		1.31%		1.60	% [5]	1.16%		0.74%
0.00	% [8]	0.00	% [8]	0.00	% [8]	0.00	% [5,8]	0.00	% [8]	0.00	% [8]

$229,906		$328,918		$513,071		$603,043		$551,204		$1,021,453
60%		33%		75%		44%		123%		86%

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	5/31/2007
Net Asset Value, Beginning of Period	$21.18
Income From Investment Operations:
Net investment income	0.16
Net realized and unrealized gain (loss) on investments, futures contracts, options and foreign currency transactions	1.62
TOTAL FROM INVESTMENT OPERATIONS	1.78
Less Distributions:
Distributions from net investment income	(0.27)
Net Asset Value, End of Period	$22.69
Total Return [2]	8.45%

Ratios to Average Net Assets:
Net expenses	1.87	% [5,6]
Net investment income	1.68	% [5]
Expense waiver/reimbursement [7]	0.01	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$76,835
Portfolio turnover	36%

1 The Fund changed its fiscal year end from March 31 to November 30.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the year ended November 30, 2004, the Fund was reimbursed by the Adviser, which had an impact of 0.07% on total return.

4 During the period ended November 30, 2003, the Fund was reimbursed by the Adviser for certain losses on investments, which had an impact of less than 0.01% on total return.

5 Computed on an annualized basis.

6 The net expense ratios are calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios would be 1.86%, 1.88%, 1.88% and 1.87% for the six months ended May 31, 2007 and the years ended November 30, 2006, 2005 and 2004, respectively, 1.91% for the period ended November 30, 2003 and 1.90% for the year ended March 31, 2003, after taking into account these expense reductions.

7 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

8 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Year Ended November 30,						Period Ended		Year Ended March 31,
2006		2005		2004		11/30/2003	[1]	2003		2002
$17.77		$17.10		$15.05		$12.21		$16.66		$16.96

0.35		0.28		0.22		0.16		0.17		0.12
3.36		0.62		2.08		2.81		(4.48)		(0.26)
3.71		0.90		2.30		2.97		(4.31)		(0.14)

(0.30)		(0.23)		(0.25)		(0.13)		(0.14)		(0.16)
$21.18		$17.77		$17.10		$15.05		$12.21		$16.66
21.09%		5.27%		15.38	% [3]	24.37	% [4]	(25.94)%		(0.83)%

1.89	% [6]	1.89	% [6]	1.88	% [6]	1.93	% [5,6]	1.92	% [6]	1.85%
1.77%		1.57%		1.31%		1.60	% [5]	1.16%		0.74%
0.00	% [8]	0.00	% [8]	0.00	% [8]	0.00	% [5,8]	0.00	% [8]	0.00	% [8]

$74,174		$71,223		$84,177		$92,145		$85,242		$160,217
60%		33%		75%		44%		123%		86%

Financial Highlights - Class F Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	5/31/2007
Net Asset Value, Beginning of Period	$21.19
Income From Investment Operations:
Net investment income	0.24
Net realized and unrealized gain (loss) on investments, futures contracts, options and foreign currency transactions	1.59
TOTAL FROM INVESTMENT OPERATIONS	1.83
Less Distributions:
Distributions from net investment income	(0.32)
Net Asset Value, End of Period	$22.70
Total Return [2]	8.71%

Ratios to Average Net Assets:
Net expenses	1.37	% [5,6]
Net investment income	2.14	% [5]
Expense waiver/reimbursement [7]	0.01	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$41,768
Portfolio turnover	36%

1 The Fund changed its fiscal year end from March 31 to November 30.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the year ended November 30, 2004, the Fund was reimbursed by the Adviser, which had an impact of 0.06% on total return.

4 During the period ended November 30, 2003, the Fund was reimbursed by the Adviser for certain losses on investments, which had an impact of less than 0.01% on total return.

5 Computed on an annualized basis.

6 The net expense ratios are calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios would be 1.36%, 1.37%, 1.38% and 1.37% for the six months ended May 31, 2007 and the years ended November 30, 2006, 2005 and 2004, respectively, 1.41% for the period ended November 30, 2003 and 1.40% for the year ended March 31, 2003, after taking into account these expense reductions.

7 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

8 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Year Ended November 30,						Period Ended		Year Ended March 31,
2006		2005		2004		11/30/2003	[1]	2003		2002
$17.78		$17.12		$15.06		$12.22		$16.67		$16.97

0.44		0.37		0.30		0.20		0.24		0.21
3.37		0.60		2.09		2.81		(4.48)		(0.27)
3.81		0.97		2.39		3.01		(4.24)		(0.06)

(0.40)		(0.31)		(0.33)		(0.17)		(0.21)		(0.24)
$21.19		$17.78		$17.12		$15.06		$12.22		$16.67
21.69%		5.73%		16.01	% [3]	24.75	% [4]	(25.54)%		(0.32)%

1.38	% [6]	1.39	% [6]	1.38	% [6]	1.43	% [5,6]	1.42	% [6]	1.35%
2.32%		2.07%		1.80%		2.10	% [5]	1.66%		1.24%
0.00	% [8]	0.00	% [8]	0.00	% [8]	0.00	% [5,8]	0.00	% [8]	0.00	% [8]

$47,464		$38,937		$45,229		$49,192		$43,366		$81,067
60%		33%		75%		44%		123%		86%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2006 to May 31, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 12/1/2006	Ending Account Value 5/31/2007	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,088.50	$5.88
Class B Shares	$1,000	$1,084.50	$9.77
Class C Shares	$1,000	$1,084.50	$9.72
Class F Shares	$1,000	$1,087.10	$7.13
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.30	$5.69
Class B Shares	$1,000	$1,015.56	$9.45
Class C Shares	$1,000	$1,015.61	$9.40
Class F Shares	$1,000	$1,018.10	$6.89

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	1.13%
Class B Shares	1.88%
Class C Shares	1.87%
Class F Shares	1.37%

Portfolio of Investments Summary Table

At May 31, 2007, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Financials	28.7%
Energy	12.0%
Health Care	10.1%
Industrials	8.6%
Consumer Staples	8.5%
Telecommunication Services	8.5%
Consumer Discretionary	5.1%
Information Technology	3.9%
Materials	3.6%
Utilities	3.5%
Cash Equivalents [2]	7.7%
Other Assets and Liabilities--Net [3]	(0.2)%
TOTAL	100.0%

1 Except for Cash Equivalents and Other Assets and Liabilities--Net, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

May 31, 2007 (unaudited)

Shares			Value
		COMMON STOCKS--85.9%
		Consumer Discretionary--4.1%
99,150		Autoliv, Inc.	$5,919,255
201,300		CBS Corp. (New), Class B	6,695,238
76,180		Dow Jones & Co.	4,061,156
182,740		Gannett Co., Inc.	10,748,767
60,570		KB HOME	2,779,557
99,540		McClatchy Co., Class A	2,754,272
256,420		McDonald's Corp.	12,962,031
		TOTAL	45,920,276
		Consumer Staples--8.5%
77,950		Altria Group, Inc.	5,542,245
58,600		Anheuser-Busch Cos., Inc.	3,125,724
359,840		Coca-Cola Co.	19,067,922
209,420		Colgate-Palmolive Co.	14,022,763
158,220		Kimberly-Clark Corp.	11,227,291
385,658		Kraft Foods, Inc., Class A	13,050,667
171,060		PepsiCo, Inc.	11,688,530
362,500		Wal-Mart Stores, Inc.	17,255,000
		TOTAL	94,980,142
		Energy--10.8%
269,750		BP PLC, ADR	18,075,947
384,050		Chevron Corp.	31,296,234
187,200		ENI SpA, ADR	13,229,424
254,470		Enbridge, Inc.	9,054,043
39,400		ExxonMobil Corp.	3,276,898
88,975		Hugoton Royalty Trust	2,421,899
104,520		Patterson-UTI Energy, Inc.	2,761,418
252,600		Royal Dutch Shell PLC, Class A, ADR	18,768,180
290,390		Total SA, Class B, ADR	21,909,925
		TOTAL	120,793,968
		Financials--27.6%
230,653		Ace Ltd.	14,201,305
59,210		Aflac, Inc.	3,129,841
Shares			Value
		COMMON STOCKS--continued
		Financials--continued
180,120		Allstate Corp.	$11,077,380
930,790		Bank of America Corp.	47,200,361
208,940		Bank of New York Co., Inc.	8,474,606
1,072,940		Citigroup, Inc.	58,464,501
176,700		Federal Home Loan Mortgage Corp.	11,801,793
155,000		Federal National Mortgage Association	9,907,600
56,980		Hartford Financial Services Group, Inc.	5,878,627
324,770		MBIA Insurance Corp.	21,613,443
101,790		Morgan Stanley	8,656,222
205,300		Nationwide Financial Services, Inc., Class A	12,710,123
125,900		PartnerRe Ltd.	9,669,120
91,800		UBS AG	5,989,032
820,820		Wachovia Corp.	44,480,236
778,920		Wells Fargo & Co.	28,111,223
4,000		White Mountains Insurance Group, Inc.	2,403,000
64,440		XL Capital Ltd., Class A	5,255,683
		TOTAL	309,024,096
		Health Care--10.1%
209,520		AstraZeneca PLC, ADR	11,142,274
180,900		Biovail Corp.	4,388,634
152,610		Eli Lilly & Co.	8,945,998
419,980		GlaxoSmithKline PLC, ADR	21,914,556
177,080		Johnson & Johnson	11,203,852
1,807,310		Pfizer, Inc.	49,682,952
96,830		Wyeth	5,600,647
		TOTAL	112,878,913
		Industrials--8.6%
107,550		3M Co.	9,460,098
174,860		Avery Dennison Corp.	11,413,112
281,320		Dover Corp.	14,080,066
312,380		General Electric Co.	11,739,240
58,400		Illinois Tool Works, Inc.	3,078,848
284,700		Ingersoll-Rand Co., Class A	14,613,651
99,370		Kelly Services, Inc., Class A	2,863,843
Shares			Value
		COMMON STOCKS--continued
		Industrials--continued
299,800		Northrop Grumman Corp.	$22,667,878
39,350		United Parcel Service, Inc., Class B	2,832,019
88,000		Waste Management, Inc.	3,402,960
		TOTAL	96,151,715
		Information Technology--0.6%
283,290		Intel Corp.	6,280,539
		Materials--3.6%
77,510		Alcoa, Inc.	3,199,613
111,800		Anglo American PLC, ADR	3,389,776
61,320		Dow Chemical Co.	2,782,702
45,600		Freeport-McMoRan Copper & Gold, Inc., Class B	3,588,720
171,100		International Flavors & Fragrances, Inc.	8,782,563
46,400		PPG Industries, Inc.	3,535,216
126,100		Packaging Corp. of America	3,260,946
10,620		Rio Tinto PLC, ADR	3,111,129
165,260		Rohm & Haas Co.	8,760,433
		TOTAL	40,411,098
		Telecommunication Services--8.5%
1,268,705		AT&T, Inc.	52,448,265
310,720		Deutsche Telekom AG, ADR	5,760,749
112,200		Embarq Corp.	7,209,972
325,100		NTT DoCoMo, Inc., ADR	5,549,457
294,050		Verizon Communications	12,799,996
793,549		Windstream Corp.	11,919,106
		TOTAL	95,687,545
		Utilities--3.5%
130,920		Duke Energy Corp.	2,558,177
231,600		Energy East Corp.	5,597,772
41,020		FirstEnergy Corp.	2,839,815
325,740		SCANA Corp.	13,808,119
209,630		TXU Corp.	14,139,543
		TOTAL	38,943,426
		TOTAL COMMON STOCKS (IDENTIFIED COST $764,103,025)	961,071,718
Shares			Value
		PREFERRED STOCKS--6.6%
		Consumer Discretionary--1.0%
396,460		Credit Suisse 8.80%, Equity Linked Notes (JNY)	$11,501,305
		Energy--1.2%
219,000	[1,2]	Goldman Sachs Group, Inc., PERCS	13,032,471
		Financials--1.1%
210,100	[1,2]	Merrill Lynch & Co., Inc., PERCS	12,363,334
		Information Technology--3.3%
381,500	[1,2]	Goldman Sachs Group, Inc., PERCS	11,831,841
361,300	[1,2]	Goldman Sachs Group, Inc., PERCS	12,326,472
562,000	[1,2]	Merrill Lynch & Co., Inc., PERCS	13,041,210
		TOTAL	37,199,523
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $66,650,479)	74,096,633
		MUTUAL FUND--7.7%
86,077,452	[3,4]	Prime Value Obligations Fund, Institutional Shares, 5.24% (AT NET ASSET VALUE)	86,077,452
		TOTAL INVESTMENTS--100.2% (IDENTIFIED COST $916,830,956) [5]	1,121,245,803
		OTHER ASSETS AND LIABILITIES - NET--(0.2)%	(2,067,989)
		TOTAL NET ASSETS--100%	$1,119,177,814

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2007, these restricted securities amounted to $62,595,328, which represented 5.6% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors. At May 31, 2007, these liquid restricted securities amounted to $62,595,328, which represented 5.6% of total net assets.

3 Affiliated company.

4 7-Day net yield.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2007.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
PERCS	--Preferred Equity Redemption Cumulative Stock

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2007 (unaudited)

Assets:
Total investments in securities, at value, including $86,077,452 of investments in affiliated issuers (Note 5) (identified cost $916,830,956)		$1,121,245,803
Cash		2,416
Income receivable		4,524,024
Receivable for investments sold		2,731,670
Receivable for shares sold		293,834
TOTAL ASSETS		1,128,797,747
Liabilities:
Payable for investments purchased	$6,352,456
Payable for shares redeemed	2,395,631
Payable for distribution services fee (Note 5)	191,273
Payable for shareholder services fee (Note 5)	305,619
Accrued expenses	374,954
TOTAL LIABILITIES		9,619,933
Net assets for 49,349,020 shares outstanding		$1,119,177,814
Net Assets Consist of:
Paid-in capital		$945,354,055
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		204,417,306
Accumulated net realized loss on investments, written options and foreign currency transactions		(32,889,668)
Undistributed net investment income		2,296,121
TOTAL NET ASSETS		$1,119,177,814
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($792,319,815 ÷ 34,937,414 shares outstanding), $0.01 par value, 500,000,000 shares authorized		$22.68
Offering price per share (100/94.50 of $22.68) [1]		$24.00
Redemption proceeds per share		$22.68
Class B Shares:
Net asset value per share ($208,255,006 ÷ 9,185,020 shares outstanding), $0.01 par value, 500,000,000 shares authorized		$22.67
Offering price per share		$22.67
Redemption proceeds per share (94.50/100 of $22.67) [1]		$21.42
Class C Shares:
Net asset value per share ($76,835,306 ÷ 3,386,956 shares outstanding), $0.01 par value, 500,000,000 shares authorized		$22.69
Offering price per share		$22.69
Redemption proceeds per share (99.00/100 of $22.69) [1]		$22.46
Class F Shares:
Net asset value per share ($41,767,687 ÷ 1,839,630 shares outstanding), $0.01 par value, 500,000,000 shares authorized		$22.70
Offering price per share (100/99.00 of $22.70) [1]		$22.93
Redemption proceeds per share (99.00/100 of $22.70) [1]		$22.47

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2007 (unaudited)

Investment Income:
Dividends (including $1,293,714 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $270,963)			$17,278,911
Interest (including income on securities loaned of $44,121)			2,341,812
TOTAL INCOME			19,620,723
Expenses:
Investment adviser fee (Note 5)		$3,340,214
Administrative personnel and services fee (Note 5)		441,109
Custodian fees		27,557
Transfer and dividend disbursing agent fees and expenses		823,608
Directors'/Trustees' fees		12,719
Auditing fees		11,098
Legal fees		4,852
Portfolio accounting fees		82,325
Distribution services fee--Class B Shares (Note 5)		809,923
Distribution services fee--Class C Shares (Note 5)		281,098
Distribution services fee--Class F Shares (Note 5)		53,318
Shareholder services fee--Class A Shares (Note 5)		959,474
Shareholder services fee--Class B Shares (Note 5)		269,974
Shareholder services fee--Class C Shares (Note 5)		90,250
Shareholder services fee--Class F Shares (Note 5)		50,844
Share registration costs		38,820
Printing and postage		75,108
Insurance premiums		4,775
Taxes		42,268
Miscellaneous		8,032
TOTAL EXPENSES		7,427,366
Reimbursement, Waiver and Expense Reduction (Note 5):
Reimbursement of investment adviser fee	$(20,957)
Waiver of administrative personnel and services fee	(16,902)
Fees paid indirectly from directed brokerage arrangements	(33,368)
TOTAL REIMBURSEMENT, WAIVER AND EXPENSE REDUCTION		(71,227)
Net expenses			7,356,139
Net investment income			12,264,584
Realized and Unrealized Gain (Loss) on Investments, Written Options and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			70,601,604
Net realized loss on written options			(308,547)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency transactions			10,725,357
Net change in unrealized depreciation of written options			285,455
Net realized and unrealized gain on investments and foreign currency transactions			81,303,869
Change in net assets resulting from operations			$93,568,453

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2007	Year Ended 11/30/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$12,264,584	$24,424,703
Net realized gain on investments, futures contracts and foreign currency transactions	70,601,604	121,315,243
Net realized loss on written options	(308,547)	1,116,119
Net change in unrealized appreciation of investments, written options and translation of assets and liabilities in foreign currency	11,010,812	65,587,315
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	93,568,453	212,443,380
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(12,530,566)	(16,185,197)
Class B Shares	(2,690,660)	(4,275,859)
Class C Shares	(922,468)	(1,113,795)
Class F Shares	(654,643)	(833,059)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(16,798,337)	(22,407,910)
Share Transactions:
Proceeds from sale of shares	70,679,294	233,470,673
Net asset value of shares issued to shareholders in payment of distributions declared	15,209,653	20,315,289
Cost of shares redeemed	(181,631,675)	(380,968,293)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(95,742,728)	(127,182,331)
Change in net assets	(18,972,612)	62,853,139
Net Assets:
Beginning of period	1,138,150,426	1,075,297,287
End of period (including undistributed net investment income of $2,296,121 and $6,829,874, respectively)	$1,119,177,814	$1,138,150,426

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2007 (unaudited)

1. ORGANIZATION

Federated Equity Income Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class F Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is to provide above average income and capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
  in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
  for investments in other open-end registered investment companies, based on net asset value (NAV);
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Directors (the "Directors") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;
  for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;
  for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Directors have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Directors, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes, and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund may purchase and sell financial futures contracts to manage cashflows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended May 31, 2007, the Fund had no net realized gains or losses on futures contracts.

At May 31, 2007, the Fund had no outstanding futures contracts.

Written Options Contracts

The Fund may write option contracts. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. For the six months ended May 31, 2007, the Fund had a net realized loss of $308,547 on written options.

The following is a summary of the Fund's written option activity:

Contracts	Number of Contracts	Premium
Outstanding at prior period-end	1,254	$147,640
Contracts written	637	$57,288
Contracts bought to close	(1,220)	$(144,115)
Contracts expired	(671)	$(60,813)
Outstanding at May 31, 2007	--	$--

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At May 31, 2007, the Fund had no outstanding foreign currency commitments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

	Six Months Ended 5/31/2007		Year Ended 11/30/2006
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,514,144	$54,187,045	9,997,634	$191,867,897
Shares issued to shareholders in payment of distributions declared	532,273	11,524,868	781,638	14,932,265
Shares redeemed	(5,267,735)	(114,168,124)	(9,433,121)	(181,141,806)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(2,221,318)	$(48,456,211)	1,346,151	25,658,356

	Six Months Ended 5/31/2007		Year Ended 11/30/2006
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	500,423	$10,789,172	1,104,522	$21,595,331
Shares issued to shareholders in payment of distributions declared	112,036	2,420,023	202,809	3,822,525
Shares redeemed	(2,290,142)	(49,431,783)	(8,965,978)	(170,093,239)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(1,677,683)	$(36,222,588)	(7,658,647)	$(144,675,383)

	Six Months Ended 5/31/2007		Year Ended 11/30/2006
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	192,214	$4,143,706	354,428	$6,885,600
Shares issued to shareholders in payment of distributions declared	33,705	729,007	46,291	879,377
Shares redeemed	(341,688)	(7,414,996)	(906,274)	(17,227,388)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(115,769)	$(2,542,283)	(505,555)	$(9,462,411)

	Six Months Ended 5/31/2007		Year Ended 11/30/2006
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	71,685	$1,559,371	650,978	$13,121,845
Shares issued to shareholders in payment of distributions declared	24,750	535,755	35,611	681,122
Shares redeemed	(496,462)	(10,616,772)	(636,438)	(12,505,860)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(400,027)	$(8,521,646)	50,151	$1,297,107
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(4,414,797)	$(95,742,728)	(6,767,900)	$(127,182,331)

4. FEDERAL TAX INFORMATION

At May 31, 2007, the cost of investments for federal tax purposes was $916,830,956. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $204,414,847. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $205,019,429 and net unrealized depreciation from investments for those securities having an excess of cost over value of $604,582.

At November 30, 2006, the Fund had a capital loss carryforward of $103,182,725 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2010	$74,180,327
2011	$29,002,398

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. For the six months ended May 31, 2007, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $16,902 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.50%
Class B Shares	0.75%
Class C Shares	0.75%
Class F Shares	0.25%

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2007, FSC retained $74,140 of fees paid by the Fund. For the six months ended May 31, 2007, the Fund's Class A Shares did not incur a distribution (12b-1) fee.

Sales Charges

For the six months ended May 31, 2007, FSC retained $44,626 in sales charges from the sale of Class A Shares, $10 in sales charges from the sale of Class C Shares and $27 in sales charges from the sale of Class F Shares. FSC also retained $1,690 relating to redemptions of Class C Shares and $1,598 relating to redemptions of Class F Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended May 31, 2007, FSSC did not receive any fees paid by the Fund. A financial intermediary affiliated with management of Federated Investors, Inc. received $726 of Service Fees for the six months ended May 31, 2007.

Expense Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended May 31, 2007, the Fund's expenses were reduced by $33,368 under these arrangements.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (including the distribution (12b-1) fee) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares (after the voluntary waivers and reimbursements) will not exceed 1.15%, 1.90%, 1.90% and 1.40%, respectively, for the fiscal year ending November 30, 2007. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after January 31, 2008.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended May 31, 2007, the Adviser reimbursed $20,957 in connection with the affiliated mutual fund listed below. Transactions with the affiliated company during the six months ended May 31, 2007, were as follows:

Affiliate	Balance of Shares Held 11/30/2006	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 5/31/2007	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	--	234,307,473	148,230,021	86,077,452	$86,077,452	$1,293,714

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2007, were as follows:

Purchases	$375,981,622
Sales	$444,442,859

7. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of May 31, 2007, there were no outstanding loans. During the six months ended May 31, 2007, the Fund did not utilize the LOC.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than May 30, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Evaluation and Approval of Advisory Contract

FEDERATED EQUITY INCOME FUND, INC. (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For both the one- and three-year periods ending December 31, 2006, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of break-points in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313915100
Cusip 313915209
Cusip 313915308
Cusip 313915407

8110102 (7/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

ITEM 2.     CODE OF ETHICS

            Not Applicable

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT

            Not Applicable

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES

            Not Applicable

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS

            Not Applicable

ITEM 6.     SCHEDULE OF INVESTMENTS

            Not Applicable

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
            MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 9.     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
            COMPANY AND AFFILIATED PURCHASERS

            Not Applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

            Not Applicable

ITEM 11.    CONTROLS AND PROCEDURES

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE
SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED EQUITY INCOME FUND, INC.

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        JULY 19, 2007

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE
FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE
DATES INDICATED.

BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE
            PRINCIPAL EXECUTIVE OFFICER

DATE        JULY 19, 2007

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        JULY 19, 2007